Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table summarizes revenue disaggregated by the source of the revenue:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Operating and facilities management contracts, gross	2,496	2,494	2,364
Upfront license fee amortization	(189)	(189)	(183)
Operating and facilities management contracts, net	2,307	2,305	2,181
Systems, software, and other	55	54	259
Service revenue	2,363	2,358	2,440

Product sales	149	171	157

Total revenue	2,512	2,529	2,597

Refer to Note 23. Segment Information for revenues by geographical location.